As filed with the Securities and Exchange Commission on August 25, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07743

The Rockland Funds Trust
(Exact name of registrant as specified in charter)

1235 Westlakes Drive
Berwyn, PA 19312
(Address of principal executive offices) (Zip code)

Richard Gould
1235 Westlakes Drive
Berwyn, PA 19312
(Name and address of agent for service)

1-800-497-3933
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments.

Rockland Small Cap Growth Fund
Schedule of Investments
June 30, 2006 (Unaudited)

Shares		Value
	COMMON STOCKS - 100.2%
	Commercial Services - 4.6%
26,000	Corrections Corporation of America (a)	$1,376,440
10,000	Daktronics, Inc.	288,700
30,100	Perficient, Inc. (a)	372,036
		2,037,176
	Communications - 7.4%
45,650	Cbeyond Communications, Inc. (a)	995,626
22,500	Comtech Group, Inc. (a)	250,425
13,000	j2 Global Communications, Inc. (a)	405,860
32,100	NovAtel Inc. (a)(b)	1,096,536
28,600	Redback Networks Inc. (a)	524,524
		3,272,971
	Computers & Peripherals - 8.7%
40,000	Benchmark Electronics, Inc. (a)	964,800
22,000	Integral Systems, Inc.	590,260
9,100	Itron, Inc. (a)	539,266
20,500	Rackable Systems Inc. (a)	809,545
34,494	Xyratex Ltd. (a)(b)	912,366
		3,816,237
	Consumer Non-Durables - 4.2%
45,550	Crocs, Inc. (a)	1,145,583
4,100	J. Crew Group, Inc. (a)	112,545
40,000	Jones Soda Co. (a)	360,000
5,000	Under Armour, Inc. - Class A (a)	213,100
		1,831,228
	Distribution - 3.3%
9,900	MWI Veterinary Supply, Inc. (a)	360,657
42,200	Park Electrochemical Corp.	1,086,650
		1,447,307
	Financial Services - 11.7%
83,334	ECapital Financial Corporation (a)(c)	417
19,000	Euronet Worldwide, Inc. (a)	729,030
3,000	GFI Group Inc. (a)	161,850
5,000	Heartland Payment Systems, Inc. (a)	139,400
12,000	Jackson Hewitt Tax Service Inc.	376,200
20,000	Safety Insurance Group, Inc.	951,000
18,200	Thomas Weisel Partners Group, Inc. (a)	345,982
15,000	Tower Group, Inc.	453,750
47,300	VeriFone Holdings, Inc. (a)	1,441,704
15,000	World Acceptance Corporation (a)	532,800
		5,132,133
	Health Care Services & Supplies - 1.6%
13,600	HealthExtras, Inc. (a)	410,992
10,400	Providence Service Corporation (a)	283,192
		694,184
	Internet Services - 8.1%
3,900	Baidu.com, Inc. - ADR (a)(b)	321,867
4,200	Ctrip.com International Ltd. - ADR (b)	214,410
38,800	Liquidity Services Inc. (a)	604,116
36,500	NetFlix Inc. (a)	993,165
25,000	NIC Inc. (a)	180,750
82,500	RealNetworks, Inc. (a)	882,750
35,000	Website Pros, Inc. (a)	360,150
		3,557,208
	Media - 0.4%
20,000	Access Integrated Technologies Inc. - Class A (a)	196,200

	Medical Products and Services - 9.7%
15,000	Bio-Reference Laboratories, Inc. (a)	326,400
5,000	ICON plc - ADR (a)(b)	276,500
21,700	IntraLase Corp (a)	363,258
7,300	Kendle International Inc. (a)	268,129
15,000	Kyphon Inc. (a)	575,400
15,000	LifeCell Corporation (a)	463,800
25,300	Micrus Endovascular Corporation (a)	305,118
3,000	Palomar Medical Technologies, Inc. (a)	136,890
32,752	ResMed Inc. (a)	1,537,706
		4,253,201
	Oil & Gas Services - 20.2%
15,400	Atwood Oceanics, Inc. (a)	763,840
23,500	Basic Energy Services, Inc. (a)	718,395
15,300	Bronco Drilling Company, Inc. (a)	319,617
16,000	Core Laboratories N.V. (a)(b)	976,640
30,000	Global Industries, Ltd. (a)	501,000
5,900	Helix Energy Solutions Group Inc. (a)	238,124
12,000	Oceaneering International, Inc. (a)	550,200
15,800	Oil States International, Inc. (a)	541,624
5,000	Superior Well Services, Inc. (a)	124,500
32,900	Trico Marine Service, Inc. (a)	1,118,600
26,750	Unit Corporation (a)	1,521,807
29,800	W-H Energy Services, Inc. (a)	1,514,734
		8,889,081
	Real Estate Investment Trusts - 1.2%
37,700	Highland Hospitality Corporation	530,816

	Retail - 5.8%
18,000	Buffalo Wild Wings Inc. (a)	689,580
15,000	Guess?, Inc. (a)	626,250
26,900	LIFE TIME FITNESS, Inc. (a)	1,244,663
		2,560,493
	Semiconductors - 11.0%
39,200	FormFactor Inc. (a)	1,749,496
42,600	Hittite Microwave Corporation (a)	1,540,416
6,600	Netlogic Microsystems Inc. (a)	212,850
32,000	Nextest Systems Corp. (a)	518,720
25,100	Varian Semiconductor Equipment Associates, Inc. (a)	818,511
		4,839,993
	Software - 2.3%
25,600	Taleo Corporation - Class A (a)	301,824
51,050	Vocus, Inc. (a)	727,463
		1,029,287
	TOTAL COMMON STOCKS (Cost $40,784,144)	44,087,515
Principal
Amount		Value
	SHORT-TERM INVESTMENTS - 0.0%
	Variable Rate Demand Note (d) - 0.0%
$284	American Family Financial Services, Inc. - 4.807%	284
	TOTAL SHORT-TERM INVESTMENTS (Cost $284)	284
	Total Investments (Cost $40,784,428) - 100.2%	44,087,799
	Liabilities in Excess of Other Assets - (0.2)%	(90,711)
	Total Net Assets - 100.0%	$43,997,088

ADR	American Depository Receipt
(a)	Non-income producing security.
(b)	Foreign security.
(c)	Illiquid security - acquired through private placement.
(d)	Variable rate security. The rate listed is as of June 30, 2006.

The cost basis of investments for federal income tax purposes at June 30, 2006 was as follows*:

Cost of investments	$40,784,428
Gross unrealized appreciation	$4,885,351
Gross unrealized depreciation	(1,581,980)
Net unrealized appreciation	$3,303,371

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer has reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on the review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to him by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

A certification for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Rockland Funds Trust

By (Signature and Title) /s/ Richard Gould
                                                                 Richard Gould, President

Date               8/25/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Richard Gould
                                                                 Richard Gould, President and Treasurer

Date               8/25/06